Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Jan. 01, 2024
C000246534
Account Value [Line Items]
Line Graph and Table Measure Name	Federated Hermes Total Return Bond ETF at NAV
Federated Investors Inc. Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 9,980	$ 9,886	$ 9,721	$ 9,973	$ 9,882	$ 10,024	$ 10,000
Federated Investors Inc. Index: Bloomberg US Universal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Universal Bond Index
Account Value	$ 10,021	9,930	9,768	10,002	9,905	10,025	10,000
Federated Investors Inc. Index: Lipper Core Bond Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Core Bond Funds Average
Account Value	$ 10,017	$ 9,916	$ 9,750	$ 9,993	$ 9,901	$ 10,034	$ 10,000